Leases	12 Months Ended
Dec. 31, 2020
Presentation of leases for lessee [abstract]
Disclosure of leases [text block]
11.	Leases
Right-of
use assets consist of the following:

	As of
	December 31, 2020	December 31, 2019
	(Euros in thousands)
Buildings	5,760	2,799
IT and telecommunication	258	349
Vehicles	90	90
Other assets	41	49

Total	6,149	3,287

Lease liabilities consist of the following:

	As of
	December 31, 2020	December 31, 2019
	(Euros in thousands)
Lease liability – current	1,881	1,411
Lease liability – non-current	4,306	1,823

Total	6,187	3,234

Additions to the
right-of-use
assets were €5.1 million and €0.3 million as of December 31, 2020 and 2019, respectively.
Currency translation differences included in
right-of-use
assets were €0.3 million and €0.05 million as of December 31, 2020 and 2019, respectively.
Expenses related to
right-of-use
assets and lease liabilities consist of the following:

	Year ended December 31,
Depreciation charges of right-of-use assets	2020	2019
	(Euros in thousands)
Buildings	2,036	1,804
IT and telecommunication	101	101
Vehicles	50	37
Other assets	8	8

Total	2,195	1,950

Interest expenses form leases	260	170
Expense relating to short-term leases and low-value assets (included in administrative expenses)	51	27
The total cash payments for leases were €2.4 million and €2.1 million as of December 31, 2020 and 2019, respectively.
As of December 31, 2020, the Group has committed lease payments of €6.9 million, of which €2.1 million will occur in the next 12 months. The remaining lease payments will occur between January 1, 2022 and December 31, 202
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